Redeemable Convertible Preferred Stock - Schedule Of Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Stock [Line Items]
Redeemable convertible preferred stock	$ 170,648	$ 170,648	$ 170,648
Series Seed Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Authorized	6,746	6,746
Shares Issued and Outstanding	6,746	6,746
Redeemable convertible preferred stock	$ 3,000	$ 3,000
Liquidation Preference	$ 3,000	$ 3,000
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Authorized	27,470	27,470
Shares Issued and Outstanding	25,439	25,439
Redeemable convertible preferred stock	$ 37,537	$ 37,537
Liquidation Preference	$ 37,710	$ 37,710
Series B1 Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Authorized	20,559	20,559
Shares Issued and Outstanding	20,559	20,559
Redeemable convertible preferred stock	$ 37,716	$ 37,716
Liquidation Preference	$ 32,760	$ 32,760
Series B2 Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Authorized	43,352	43,352
Shares Issued and Outstanding	41,219	41,219
Redeemable convertible preferred stock	$ 92,395	$ 92,395
Liquidation Preference	$ 96,619	$ 96,619
Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Authorized	98,127	98,127
Shares Issued and Outstanding	93,963	93,963
Redeemable convertible preferred stock	$ 170,648	$ 170,648
Liquidation Preference	$ 170,089	$ 170,089